Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Derivative instruments - commodity derivatives	$ 16,608	$ 10,089	$ 434
Liabilities:
Derivative instruments - common stock warrants	6,624	11,902
Derivative instruments - commodity derivatives	13	431	7,263
Carrying Value
Assets:
Derivative instruments - commodity derivatives	16,608	10,089	465
Liabilities:
Derivative instruments - common stock warrants	6,624	11,902
Revolving credit facilities	25,000	0	51,100
Derivative instruments - commodity derivatives	13	431	7,920
Total Fair Value
Assets:
Derivative instruments - commodity derivatives	16,608	10,089	465
Liabilities:
Derivative instruments - common stock warrants	6,624	11,902
Revolving credit facilities	25,000	0	51,100
Derivative instruments - commodity derivatives	13	431	7,920
Fair Value, Recurring | Total Fair Value
Assets:
Derivative instruments - commodity derivatives	18,941	20,197	4,821
Liabilities:
Derivative instruments - common stock warrants	6,624	11,902
Derivative instruments - commodity derivatives	$ 2,346	$ 10,539	$ 11,649